NOTES PAYABLE	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE

Notes Payable

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan Partners, LP (“Feehan”), a company controlled by Robert Scannell (“Scannell”), the Company’s chief financial officer and director. The note is non-interest bearing is due on October 28, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest-bearing and is due on November 4, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest-bearing and is due on November 20, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest-bearing and is due on December 3, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On April 15, 2025, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest-bearing and is due on April 15, 2026. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On June 30, 2025, the Company issued a secured promissory note for $40,000 to Feehan. The note is non-interest-bearing and is due on October 28, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On August 5, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is non-interest bearing and is due on April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On August 12, 2025, the Company issued a promissory note for $25,000 to Gil Atzmon. The note bears interest of 7.5% and matures on February 28, 2026. On March 1, 2026, the note was in default.

On August 12, 2025, the Company issued a promissory note for $25,000 to Jon Powell. The note bears interest of 7.5% and matures on February 28, 2026. On March 1, 2026, the note was in default.

On September 25, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is non-interest-bearing and is due on April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On October 14, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is non-interest-bearing and is due on April 30, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On October 31, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is non-interest-bearing and is due on February 28, 2026. On March 3, 2026, Feehan extended the due date for the note to April 1, 2027. After the due date, if unpaid, the note accrues interest at 7.5%.

On December 1, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is non-interest bearing, is due on April 30, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On December 11, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is non-interest bearing, is due on April 30, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5%.

On December 22, 2025, the Company issued a promissory note for $50,000 to Girish Gaitonde (“Gaitonde”). In addition, the Company issued Gaitonde a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Gaitonde was $33,335. Therefore, the Company recorded debt discount of $18,492 related to the warrants relative fair value issued to Gaitonde, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $10,878, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 7.5% and is due on February 28, 2026. On April 17, 2026, as part of the issuance of convertible notes and warrants for common stock (see Convertible Notes Payable below), Gaitonde converted $51,624 of principal and accrued interest into a convertible note and received 16,937 warrants for common stock.

On December 22, 2025, the Company issued a promissory note for $25,000 to Tomasa Zwicke (“Zwicke”). In addition, the Company issued Zwicke a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Zwicke was $16,665. Therefore, the Company recorded debt discount of $9,245 related to the warrants relative fair value issued to Zwicke, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $5,438, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 7.5% and is due on February 28, 2026. The promissory note is in default as of March 1, 2026.

On January 15, 2026, the Company issued a promissory note for $100,000 to PV Partners, LP (“PV Partners”). In addition, the Company issued PV Partners 13,333 shares of common stock of the Company. The note bears interest at 10.5% and is due on February 13, 2026. On April 17, 2026, the promissory note was paid.

On January 16, 2026, the Company issued a promissory note for $50,000 to Jeff Hembrock (“Hembrock”). In addition, the Company issued Hembrock 6,666 shares of common stock of the Company. The note bears interest at 7.5%, is due on February 13, 2026. On April 17, 2026, as part of the issuance of convertible notes and warrants for common stock (see Convertible Notes Payable below), Hembrock converted $51,323 of principal and accrued interest into a convertible note and received 16,887 warrants for common stock.

On January 16, 2026, the Company issued a promissory note for $30,000 to Gil Atzmon (“Atzmon”). In addition, the Company issued Atzmon a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Atzmon was $20,000. Therefore, the Company recorded debt discount of $11,869 related to the warrants relative fair value issued to Atzmon, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $3,018, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 12%, is due on March 16, 2026.

On January 16, 2026, the Company issued a promissory note for $30,000 to Jon Powell (“Powell”). In addition, the Company issued Powell a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Powell was $20,000. Therefore, the Company recorded debt discount of $11,869 related to the warrants relative fair value issued to Powell, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $3,018, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 12% and is due on March 16, 2026.

On January 16, 2026, the Company issued a promissory note for $25,000 to Michael Ward (“Ward”). In addition, the Company issued Ward 3,333 shares of common stock of the Company. The note bears interest at 10.5% and is due on February 13, 2026. On April 17, 2026, the promissory note was paid.

On March 9, 2026, the Company issued a promissory note for $100,000 to Rudofsky. The note bears interest at 8% and is due on March 9, 2027.

As of April 30, 2026, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity		Interest
Lender	Date	Date	Date	Amount	Rate	Secured
Feehan Partners	10/28/24	10/28/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	11/4/24	11/4/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	11/20/24	11/20/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	12/3/24	12/3/25	4/30/27	$25,000	N/A	Yes
Feehan Partners	4/15/25	4/15/26	4/30/27	$25,000	N/A	Yes
Feehan Partners	6/30/25	10/1/25	4/30/27	$40,000	N/A	Yes
Feehan Partners	8/5/25	4/30/26	4/30/27	$15,000	N/A	No
Gil Atzmon (2)	8/12/25	2/28/26		$25,000	7.5%	No
Jon Powell (2)	8/12/25	2/28/26		$25,000	7.5%	No
Feehan Partners	9/25/25	4/30/26	4/30/27	$5,000	N/A	No
Feehan Partners	10/14/25	4/30/26	4/30/27	$15,000	N/A	No
Feehan Partners	10/31/25	2/28/26	4/30/27	$2,000	N/A	No
Feehan Partners	12/1/25	4/30/26	4/30/27	$2,000	N/A	No
Feehan Partners	12/11/25	4/30/26	4/30/27	$5,000	N/A	No
Tomasa Zwicke (2)	12/22/25	2/28/26		$25,000	7.5%	No
Gil Atzmon	1/16/26	3/16/26		$30,000	12.0%	No
Jon Powell	1/16/26	3/16/26		$30,000	12.0%	No
Steven Rudofsky	3/9/26	3/9/27		$100,000	8.0%	No
Total				$444,000
Less: Debt discount				$(15,151)
Total, net of discounts				$428,849

Note: Feehan Partners and Steven Rudofsky are related parties. See Note 6.

(1)	On March 3, 2026, notes extended to April 30, 2027.
(2)	In default as of the time of the filing of this Form 10-Q.

The future payments are as follows:

Fiscal Year
2027	$50,000
2028	$394,000
2029	$-
2030	$-
2031	$-
Thereafter	$-
Total	$444,000

Convertible Notes Payable

On April 17, 2026, the Company received cash of $1,255,000 from its initial closing in its private placement in exchange for convertible notes payable to several parties. The convertible notes payable mature on April 17, 2027. The convertible notes payable are non-interest-bearing, except in the case of default, which then 18% interest will apply. The convertible notes payable are convertible at $6.00 per share for a voluntary conversion. If the Company has successfully uplisted to the NYSE, the convertible notes payable will mandatory be converted at the lower of the listing price or 70% of the offering price of $6.50 in the Company’s Form S-1. As part of the issuance of the convertible notes payable, each convertible note payable holder received warrants for common stock, with an expiration date of April 17, 2031, at an exercise price of $6.00 per share. The warrants can be exercised as cashless. The following table reflects the convertible notes payable and warrants as issued on April 17, 2026:

Name	Principal	Quantity	Exercise Price
Brett A. Richards	$250,000	41,667	$6.00
Baron De Biltmore LLC	$200,000	33,333	$6.00
Gordon Holmes	$200,000	33,333	$6.00
Jeffrey V. & Karin R. Hembrock Revokable Trust	$101,323	16,887	$6.00
The Gaitonde Living Trust	$101,624	16,937	$6.00
Craig Kallman 2015 Living Trust	$100,000	16,667	$6.00
Dan Schneider	$50,000	8,333	$6.00
Waldemar Majdanski	$50,000	8,333	$6.00
Robert B. Hayes	$50,000	8,333	$6.00
Jason Snyder	$50,000	8,333	$6.00
SternAegis Ventures Defined Benefit Plan for the Benefit of Adam K. Stern	$25,000	4,167	$6.00
Z&M LLC	$15,000	2,500	$6.00
Clifford Bergen	$100,000	16,667	$6.00
Joel Yanowitz and Amy Metzenbaum 2003 Revocable Trust	$50,000	8,333	$6.00
Paracove Corp.	$15,000	2,500	$6.00
Total	$1,357,947	226,323
Less: Debt discount	$(747,000)
Total, net of discounts	$610,947

As of April 30, 2026, there have been no conversions of the convertible notes payable and no warrants for common stock exercised.

NOTE 3 – NOTES PAYABLE

On October 28, 2024, the Company issued a secured promissory note for $25,000 to Feehan Partners, LP (“Feehan”), a company controlled by Robert Scannell (“Scannell”), the Company’s chief financial officer and director. The note is non-interest bearing is due on October 28, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On November 4, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on November 4, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On November 20, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on November 20, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On December 3, 2024, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on December 3, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On April 15, 2025, the Company issued a secured promissory note for $25,000 to Feehan. The note is non-interest bearing and is due on April 15, 2026. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On June 30, 2025, the Company issued a secured promissory note for $40,000 to Feehan. The note is non-interest bearing and is due on October 28, 2025. On July 31, 2025, Feehan extended the due date for the note to April 30, 2026. After the due date, if unpaid, the note accrues interest at 10%. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On August 5, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is non-interest bearing and is due on April 30, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On August 12, 2025, the Company issued a promissory note for $25,000 to Gil Atzmon. The note bears interest of 7.5% and matures on February 28, 2026. The promissory note is in default as of March 1, 2026 (see Note 10).

On August 12, 2025, the Company issued a promissory note for $25,000 to Jon Powell. The note bears interest of 7.5% and matures on February 28, 2026. The promissory note is in default as of March 1, 2026 (see Note 10).

On September 25, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is non-interest bearing and is due on April 30, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On October 14, 2025, the Company issued a promissory note for $15,000 to Feehan. The note is non-interest bearing and is due on April 30, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On October 31, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is non-interest bearing and is due on February 28, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On December 1, 2025, the Company issued a promissory note for $2,000 to Feehan. The note is non-interest bearing, is due on April 30, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On December 11, 2025, the Company issued a promissory note for $5,000 to Feehan. The note is non-interest bearing, is due on April 30, 2026. On March 3, 2026, the due date was extended to April 30, 2027, and the interest rate will be 7.5% (see Note 10).

On December 22, 2025, the Company issued a promissory note for $50,000 to Girish Gaitonde (“Gaitonde”). In addition, the Company issued Gaitonde a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Gaitonde was $33,335. Therefore, the Company recorded debt discount of $18,492 related to the warrants relative fair value issued to Gaitonde, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $10,878, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 7.5% and is due on February 28, 2026. The promissory note is in default as of March 1, 2026 (see Note 10).

On December 22, 2025, the Company issued a promissory note for $25,000 to Tomasa Zwicke (“Zwicke”). In addition, the Company issued Zwicke a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Zwicke was $16,665. Therefore, the Company recorded debt discount of $9,245 related to the warrants relative fair value issued to Zwicke, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $5,438, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 7.5% and is due on February 28, 2026. The promissory note is in default as of March 1, 2026 (see Note 10).

On January 15, 2026, the Company issued a promissory note for $100,000 to PV Partners, LP (“PV Partners”). In addition, the Company issued PV Partners 13,333 shares of common stock of the Company. The note bears interest at 10.5% and is due on February 13, 2026. The promissory note is in default as of March 1, 2026 (see Note 10).

On January 16, 2026, the Company issued a promissory note for $50,000 to Jeff Hembrock (“Hembrock”). In addition, the Company issued Hembrock 6,666 shares of common stock of the Company. The note bears interest at 7.5%, is due on February 13, 2026. The promissory note is in default as of February 14, 2026 (see Note 10).

On January 16, 2026, the Company issued a promissory note for $30,000 to Gil Atzmon (“Atzmon”). In addition, the Company issued Atzmon a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Atzmon was $20,000. Therefore, the Company recorded debt discount of $11,869 related to the warrants relative fair value issued to Atzmon, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $3,018, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 12%, is due on March 16, 2026.

On January 16, 2026, the Company issued a promissory note for $30,000 to Jon Powell (“Powell”). In addition, the Company issued Powell a stock purchase warrant to acquire 6,667 shares of common stock of the Company at an exercise price of $7.50 with an expiration date of December 22, 2028. In accordance with ASC 470-20-25-2, proceeds from the sale of a debt instrument with stock purchase warrants are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. The portion of the proceeds so allocated to the warrants are accounted for as additional paid-in capital. The remainder of the proceeds are allocated to the debt instrument portion of the transaction. The fair value of the warrants issued to Powell was $20,000. Therefore, the Company recorded debt discount of $11,869 related to the warrants relative fair value issued to Powell, which was amortized into interest expense over the term of the convertible promissory note agreement. For the year ended January 31, 2026, amortization of debt discount related to this note payable amounted to $3,018, which has been included in interest expense on the accompanying consolidated statements of operations. The note bears interest at 12% and is due on March 16, 2026.

On January 16, 2026, the Company issued a promissory note for $25,000 to Michael Ward (“Ward”). In addition, the Company issued Ward 3,333 shares of common stock of the Company. The note bears interest at 10.5% and is due on February 13, 2026. The promissory note is in default as of February 14, 2026 (see Note 10).

As of January 31, 2026, the Company’s outstanding notes payable are as follows:

			Extended (1)
	Issue	Maturity	Maturity		Interest		Accrued
Lender	Date	Date	Date	Amount	Rate	Secured	Interest
Feehan Partners	10/28/24	10/28/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	11/4/24	11/4/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	11/20/24	11/20/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	12/3/24	12/3/25	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	4/15/25	4/15/26	4/30/27	$25,000	N/A	Yes	$-
Feehan Partners	6/30/25	10/1/25	4/30/27	$40,000	N/A	Yes	$-
Feehan Partners	8/5/25	4/30/26	4/30/27	$15,000	N/A	No	$-
Gil Atzmon (2)	8/12/25	2/28/26		$25,000	7.5%	No	$889
Jon Powell (2)	8/12/25	2/28/26		$25,000	7.5%	No	$889
Feehan Partners	9/25/25	4/30/26	4/30/27	$5,000	N/A	No	$-
Feehan Partners	10/14/25	4/30/26	4/30/27	$15,000	N/A	No	$-
Feehan Partners	10/31/25	2/28/26	4/30/27	$2,000	N/A	No	$-
Feehan Partners	12/1/25	4/30/26	4/30/27	$2,000	N/A	No	$-
Feehan Partners	12/11/25	4/30/26	4/30/27	$5,000	N/A	No	$-
Girish Gaitonde (2)	12/22/25	2/28/26		$50,000	7.5%	No	$411
Tomasa Zwicke (2)	12/22/25	2/28/26		$25,000	7.5%	No	$205
PV Partners, LP (2)	1/15/26	2/13/26		$100,000	10.5%	No	$460
Jeff Hembrock (2)	1/16/26	2/13/26		$50,000	7.5%	No	$154
Gil Atzmon	1/16/26	3/16/26		$30,000	12.0%	No	$148
Jon Powell	1/16/26	3/16/26		$30,000	12.0%	No	$148
Michael Ward (2)	1/16/26	2/13/26		$25,000	10.5%	No	$108
Total				$569,000			$3,412

Note: Feehan Partners is a related party. See Note 6.

(1)	On March 3, 2025, notes extended to April 30, 2027.

(2)	In default at the time of filing of this Form 10-K (see Note 10).

The future payments are as follows:

Notes

Fiscal Year
2027	$569,000
2028	$-
2029	$-
2030	$-
2031	$-
Thereafter	$-
Total	$569,000